Interest bearing debt, Danish ship finance credit facility (Details) - Danish Ship Finance Credit Facility [Member] $ in Millions	9 Months Ended
Sep. 30, 2024 USD ($)
Credit Facility [Abstract]
Frequency of periodic repayment	semiannual
Debt repayment installment amount	$ 1.2
Debt repayment final payment	$ 24.3
SOFR [Member]
Credit Facility [Abstract]
Interest rate spread	2.00% [1]

[1]	Semiannual installment